Acquisitions - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	May 06, 2017
Business Acquisition [Line Items]
Goodwill (Note 12)	$ 2,277.1	$ 2,133.3	$ 2,138.9
Estimated Income tax rate	35.00%
Cash consideration	$ 304.7		1,309.9
FGL [Member]
Business Acquisition [Line Items]
Percentage Of Ownership Interest	80.40%			50.00%
Parent Company [Member]
Business Acquisition [Line Items]
Acquisition related charges	$ 0.0	$ 0.2	$ 0.4
Technology Assets [Member] | Minimum [Member]
Business Acquisition [Line Items]
Amortization period, intangible asset	6 years
Technology Assets [Member] | Maximum
Business Acquisition [Line Items]
Amortization period, intangible asset	18 years
Customer Relationships [Member] | Minimum [Member]
Business Acquisition [Line Items]
Amortization period, intangible asset	2 years
Customer Relationships [Member] | Maximum
Business Acquisition [Line Items]
Amortization period, intangible asset	20 years
Petmatrix LLC [Member]
Business Acquisition [Line Items]
Goodwill (Note 12)	$ 0.8
Property, plant and equipment	0.9
Goodwill (Note 12)	123.8
Inventory	16.0
Business Combination, Consideration Transferred	255.2
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net	$ 255.2
Petmatrix LLC [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	16 years
Estimated Income tax rate	35.00%
Goodwill (Note 12)	$ 12.0
Business Acquisition Contingent Consideration Key Assumptions Discount Rate	12.00%
Petmatrix LLC [Member] | Customer Relationships [Member] | Minimum [Member]
Business Acquisition [Line Items]
Fair Value Inputs, Long-term Revenue Growth Rate	2.00%
Petmatrix LLC [Member] | Customer Relationships [Member] | Maximum
Business Acquisition [Line Items]
Fair Value Inputs, Long-term Revenue Growth Rate	20.00%
Retention Rate	98.00%
Petmatrix LLC [Member] | Tradenames Trademarks And Patents [Member]
Business Acquisition [Line Items]
Goodwill (Note 12)	$ 75.0
GloFish [Member]
Business Acquisition [Line Items]
Goodwill (Note 12)	11.2
Property, plant and equipment	0.6
Goodwill (Note 12)	37.8
Business Combination, Consideration Transferred	49.7
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net	$ 49.7
GloFish [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	10 years
Estimated Income tax rate	35.00%
Goodwill (Note 12)	$ 1.5
Business Acquisition Contingent Consideration Key Assumptions Discount Rate	12.00%
GloFish [Member] | Tradenames Trademarks And Patents [Member]
Business Acquisition [Line Items]
Goodwill (Note 12)	$ 6.1